Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Schedule of income tax benefit
	March 31, 2016	December 31, 2015
Federal income tax rate	34%	34%
Income tax benefit at the federal statutory rate	$(633,365)	$(2,558,778)
State benefit, net of federal benefit	(62,088)	(176,615)
Permanent differences net	105,614	1,057,550
Tax attributes from business combination	-	(434,725)
Changes in valuation allowances	589,839	2,112,568
Income tax (benefit) provision	$-	$-

	2015	2014
Federal income tax rate	34%	34%
Income tax benefit at the federal statutory rate	$(2,558,778)	$(38,077)
State benefit, net of federal benefit	(176,615)	(4,480)
Permanent differences net	1,057,550	-
Tax attributes from business combination	(434,725)	-
Changes in valuation allowances	2,112,568	42,557
Income tax (benefit) provision	$-	$-

Schedule of deferred tax assets and liabilities
	March 31, 2016	December 31, 2015
Deferred tax assets:
Accounts receivable	$-	$5,548
Other reserves	31,909	7,554
Standby letter of credit reserve	-	285,000
Start-up costs	376,337	382,902
Net operating loss carryforwards	2,336,718	1,474,121
Total deferred tax assets	2,744,964	2,155,125
Less: valuation allowances	(2,744,964)	(2,155,125)
Net deferred tax assets	$-	$-

	2015		2014
Deferred tax assets:
Accounts receivable		$5,548		$-
Other reserves		7,554		-
Standby letter of credit reserve		285,000		-
Start-up costs		382,902		-
Net operating loss carryforwards		1,474,121		42,556
Total deferred tax assets		2,155,125		42,556
Less: valuation allowances		(2,155,125)		(42,556)
Net deferred tax assets	$		$-